Fees and Expenses	May 09, 2025
Nicholas Fixed Income Alternative ETF
Prospectus [Line Items]
Expense Footnotes [Text Block]	Effective May 9, 2025, the Adviser has voluntarily agreed to waive a portion of its unitary management fee through December 31, 2025, such that the unitary management fee does not exceed 0.70%.